Label	Element	Value
Limited Partner [Member]
Net Income (Loss) Attributable to Parent	us-gaap_NetIncomeLoss	$ (32,085,117)
Retained Earnings [Member]
Net Income (Loss) Attributable to Parent	us-gaap_NetIncomeLoss	$ (56,322,878)